Fair Value Measurements (Q3) (Details) - USD ($)	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Aggregate value of public warrants	$ 3,890,177	$ 351,038	$ 450,656